Investments (Tables)	6 Months Ended
Jun. 30, 2019
Investments All Other Investments [Abstract]
Schedule of investments
The amortized cost and fair value of our investments, and the related gross unrealized gains and losses, were as follows as of the dates shown below (in thousands):

			Gross Unrealized
	Level	Cost	Gains	Losses	Fair Value
As of June 30, 2019:
Money market	1	23,240	$—	$—	$23,240
Commercial paper	2	14,467	$2	$—	$14,469
Bonds	2	36,321	$203	$—	$36,524
Mutual funds	1	936	$38	$—	$974
Equity investments	2	5,675	$—	$(2,609)	$3,066

As of December 31, 2018:
Money market	1	12,319	$—	$—	$12,319
Commercial paper	2	4,393	$—	$—	$4,393
Bonds	2	25,922	$—	$(211)	$25,711
Mutual funds	1	795	$—	$(121)	$674
Equity investments	2	5,675	$—	$(2,814)	$2,861